SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
15.1 Stock options
The Group has a stock option plan (the "Plan") for its key employees, officers and consultants under which it has authorized the grant of options for the purchase of its common shares for a maximum of 10% of outstanding common shares.
The Board of Directors shall determine the stock option term, which shall be no more than 10 years. Under the terms of the plan, the exercise price of each option cannot be below the fair value of the common shares on the grant date. Unless otherwise determined by the Board of Directors, the options granted under the plan vest within four years, beginning on the first anniversary of the date of granting. The option redemption value is the excess of the fair market value of the shares over the option exercise price, with the fair value of the shares being determined on the basis of the last approved financial statements.
15 - SHARE-BASED COMPENSATION (CONTINUED)
15.1 Stock options (continued)
Change in Method of Settlement
As of May 6, 2021, the cash settlement option in the Company’s stock option plan was removed. As a result, the liability for share-based compensation was re-measured to fair value at May 6, 2021, with changes in fair value recognized in net earnings (loss), and the resulting fair value of $130,276,188 was transferred to contributed surplus within shareholders’ equity (deficiency). The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the outstanding options as at December 31, 2021, 2020 and 2019 and changes during the years then ended:

	2021		2020		2019
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise Price
		CA$		CA$		CA$
Outstanding, beginning of year	10,375,195	1.17	10,605,039	0.93	5,902,399	0.93
Granted	294,854	21.86	412,890	6.90	4,702,640	0.93
Exercised	(1,505,000)	0.93	—	—	—	—
Forfeited	(92,900)	6.90	—	—	—	—
Cancelled	—	—	(642,734)	0.93	—	—
Outstanding, end of year	9,072,149	1.82	10,375,195	1.17	10,605,039	0.93
Exercisable, end of year	5,054,976	1.06	5,220,437	0.93	2,877,418	0.93
15 - SHARE-BASED COMPENSATION (CONTINUED)
15.1 Stock options (continued)
The following table summarizes the information relating to stock options outstanding:

	As at December 31, 2021
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.94	3,316,799
CA$0.93 (issued in 2019)	3,664,907	7.77	1,634,954
CA$6.90 (issued in 2020)	319,990	8.71	103,223
CA$15.45 (issued in 2021)	26,389	9.65	—
CA$23.02 (issued in 2021)	253,865	9.49	—
CA$13.29 (issued in 2021)	14,600	9.94	—
	9,072,149		5,054,976

	As at December 31, 2020
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	5,312,160	6.86	4,205,458
CA$0.93 (issued in 2019)	4,650,145	8.78	1,014,979
CA$6.90 (issued in 2020)	412,890	9.71	—
	10,375,195		5,220,437

	As at December 31, 2019
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	5,902,399	7.88	2,877,418
CA$0.93 (issued in 2019)	4,702,640	9.08	—
	10,605,039		2,877,418
15 - SHARE-BASED COMPENSATION (CONTINUED)
15.1 Stock options (continued)
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the year ended December 31, 2021 and the weighted assumptions used in the valuations to remeasure the share-based compensation liability as at December 31, 2020 and 2019:

	2021	2020	2019
Expected dividends per share (CA$)	—	—	—
Exercise price (CA$)	21.86	1.20	0.93
Share price (CA$)	21.86	12.73	0.93
Expected Volatility (%)	40%	40%	50%
Risk-free interest rate (%)	1.16%	0.59%	1.67%
Expected option life (years)	7.50	7.80	8.70
The expected volatility was determined by reference to historical data of comparable companies share prices over the expected life of the stock options.
The following table summarizes share-based compensation liabilities recorded in the consolidated statements of financial position:

	December 31, 2021	December 31, 2020
	$	$
Share-based compensation liability, current	—	35,573,558
Share-based compensation liability, non-current	—	35,126,025
	—	70,699,583
As at December 31, 2020, the weighted average intrinsic value per option was CA$10.51.
Compensation expense related to the stock options was recognized in the consolidated statement of loss for fiscal 2021 in the amount of $70,793,763 (2020 – $65,248,941; 2019 – $1,421,973) of which $56,461,189 (2020 – $55,072,814; 2019 – $1,104,185) is accounted for within administrative expense and $14,332,574 (2020 – $10,176,127; 2019 – $317,788) is accounted for within selling expenses. Compensation expense related to stock options amounting to $56,150,430 increased the fair value of the share-based compensation liability up to May 6, 2021 (before being transferred to contributed surplus on May 6, 2021), and an amount of $14,643,333 was recorded directly in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.
15 - SHARE-BASED COMPENSATION (CONTINUED)
15.2 Restricted share units
In June 2021, the Company approved a restricted share unit (“RSU”) plan for officers and other key employees of the Group. A RSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company.

All RSUs vest within a maximum three-year vesting period and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares issued from treasury or purchased on the open market, at the Company's option. RSUs are expected to be settled in common shares purchased on the open market. As at December 31, 2021, none of the outstanding RSUs were vested.

Compensation cost for RSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2021		2020
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	—	—	—	—
Granted	36,247	18.59
Outstanding, end of year	36,247	18.59	—	—
Vested, end of year	—	—	—	—
All RSUs have an average remaining contractual life of approximately 2.9 years as at December 31, 2021.
Compensation expense related to the RSUs was recognized in the consolidated statement of loss for fiscal 2021 in the amount of $77,861 of which $47,720 is accounted within administrative expenses and $30,141 is accounted within selling expenses.The corresponding increase is recorded in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.
15 - SHARE-BASED COMPENSATION (CONTINUED)
15.3 Deferred share units
In June 2021, the Company approved a deferred share unit (“DSU”) plan for officers and other key employees of the Group. A DSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company.
All DSUs vest on the date of the grant, except otherwise determined by the Board of Directors, and they can be settled in cash based on the Company’s share price on the vesting date, through the delivery of common shares issued from treasury or purchased on the open market, at the Company's option or a combination of both. As at December 31, 2021, all of the outstanding DSUs were vested.

Compensation cost for DSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2021		2020
	Number of deferred share units	Weighted average exercise Price	Number of deferred share units	Weighted average exercise Price
		CA$		CA$
Outstanding, beginning of year	—	—	—	—
Granted	18,755	14.07
Outstanding, end of year	18,755	14.07	—	—
Vested, end of year	18,755	14.07	—	—
Compensation expense related to the DSUs was recognized in administrative expenses in the statement of consolidated loss for fiscal 2021 in the amount of $209,423 with a corresponding increase in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.